Risks and Uncertainties (Details Narrative)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Outstanding borrowings | $		$ 153,172		$ 353,114
RMB [Member]
Outstanding borrowings | ¥			¥ 1,000,000		¥ 2,500,000
Minimum [Member]
Line of credit facility, interest rate		4.84%	4.84%
Maximum [Member]
Line of credit facility, interest rate		6.96%	6.96%
One Customer [Member] | Minimum [Member]
Percentage of sales	10.00%
Customer One [Member] | Garments [Member]
Percentage of sales	62.80%	14.00%	14.00%
Two Customers [Member] | Minimum [Member]
Percentage of sales		10.00%	10.00%
Customer Two [Member] | Epidemic Prevention Supplies [Member]
Percentage of sales		49.60%	49.60%